CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Preferred Stock, par value $0.01	Common Stock, par value $0.006	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2012		$ 102	$ 324,010	$ (329,740)	$ (5,628)
Balance (in shares) at Dec. 31, 2012		16,937,661
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to stock options			135		135
Net loss				(1,571)	(1,571)
Balance at Dec. 31, 2013		$ 102	324,145	(331,311)	$ (7,064)
Balance (in shares) at Dec. 31, 2013		16,937,661			16,937,661
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series C convertible preferred stock, net of issuance costs of $71			5,929		$ 5,929
Issuance of Series C convertible preferred stock, net of issuance costs of $71 (in shares)	1,200
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Stock			(5,929)		(5,929)
Shares issued in connection with lease termination		$ 9	1,851		1,860
Shares issued in connection with lease termination (in shares)		1,500,000
Shares issued in connection with director and management compensation		$ 15	882		897
Shares issued in connection with director and management compensation (in shares)		2,473,854
Shares issued in connection with science advisory board compensation		$ 1	55		56
Shares issued in connection with science advisory board compensation (in shares)		107,988
Shares issued in connection with consulting services			19		19
Shares issued in connection with consulting services (in shares)		39,945
Shares issued in connection with warrant exercises		$ 8	1,930		1,938
Shares issued in connection with warrant exercises (in shares)		1,405,706
Shares issued in connection with licensing and vendor payables		$ 6	1,667		1,673
Shares issued in connection with licensing and vendor payables (in shares)		1,098,673
Shares issued in debt conversion		$ 12	1,467		1,479
Shares issued in debt conversion (in shares)		1,959,389
Beneficial debt conversion feature			971		971
Compensation related to stock options			277		277
Net loss				(6,477)	(6,477)
Balance at Dec. 31, 2014		$ 153	$ 333,264	$ (337,788)	$ (4,371)
Balance (in shares) at Dec. 31, 2014	1,200	25,523,216			25,523,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					$ 1,318
Balance at Jun. 30, 2015					$ (2,495)
Balance (in shares) at Jun. 30, 2015					26,451,237